Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Cash Flows From Operating Activities
Net income	$ 8,275,128	$ 7,200,776	$ 5,783,998
Adjustments to reconcile net income to net cash from operating activities
Depreciation and amortization	6,420,525	6,428,051	6,334,647
Deferred income taxes and investment tax credits	(515,492)	1,959,741	2,513,400
Change in cash surrender value of officer's life insurance	(67,722)	(27,300)	153
Share-based compensation	1,111,966	921,709	712,144
Excess Tax Benefit (Tax Deficiency) from Share-based Compensation, Operating Activities	(8,967)	(8,946)	0
(Increase) decrease in assets
Accounts receivable	2,216,925	(841,574)	(1,407,711)
Gas in storage	(1,644,186)	1,451,494	(121,547)
Deferred gas cost	3,197,921	(536,552)	(7,581)
Materials and supplies	(288,597)	9,256	(51,724)
Prepayments	(1,253,798)	893,490	(2,606,809)
Other assets	11,556	(177,919)	(548,470)
Increase (decrease) in liabilities
Accounts payable	169,226	2,725,470	(3,518,540)
Accrued taxes	83,528	(2,757,561)	2,695,526
Asset retirement obligations	(553,612)	(493,946)	1,085,920
Other liabilities	185,805	(3,189,770)	2,650,640
Net cash provided by operating activities	17,340,206	13,556,419	13,514,046
Cash Flows From Investing Activities
Capital expenditures	(8,077,642)	(7,179,473)	(7,337,115)
Proceeds from sale of property, plant and equipment	268,082	131,545	183,678
Other	(60,000)	(60,000)	141,530
Net cash used in investing activities	(7,869,560)	(7,107,928)	(7,011,907)
Cash Flows From Financing Activities
Dividends on common shares	(5,289,911)	(4,951,002)	(4,762,000)
Dividends	5,289,911	4,951,002	4,762,257
Issuance of common shares	595,249	587,359	697,775
Debt issuance costs	0	0	(107,904)
Issuance of long-term debt	0	0	58,000,000
Excess Tax Benefit from Share-based Compensation	39,472	35,112	21,563
Repayment of long-term debt	(1,500,000)	(1,500,000)	(57,951,006)
Borrowings on bank line of credit	691,157	0	17,697,829
Repayment of bank line of credit	(691,157)	0	(17,697,829)
Net cash used in financing activities	(6,155,190)	(5,828,531)	(4,101,829)
Net Increase in Cash and Cash Equivalents	3,315,456	619,960	2,400,310
Cash and Cash Equivalents, Beginning of Year	10,360,462	9,740,502	7,340,192
Cash and Cash Equivalents, End of Year	13,675,918	10,360,462	9,740,502
Cash paid during the year for
Interest	2,436,435	2,509,962	3,795,590
Income taxes (net of refunds)	5,819,956	1,573,321	1,011,138
Significant non-cash transactions
Accrued capital expenditures	328,638	301,679	336,543
Loss on extinguishment of debt recognized as a regulatory asset (Note 10)	$ 0	$ 0	$ 1,896,000